Material accounting policy information - Reconciliation of Number of Treasury Shares Held by Controlled Trust (Detail) - Treasury shares [member] - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Opening number of equity shares	5,952,740	9,895,836	14,689,729
Less: Transferred to eligible employees on exercise of options	0	(3,943,096)	(4,793,893)
Add: Bonus issue of equity shares (Refer to Note 22)	5,952,740
Closing number of equity shares	11,905,480	5,952,740	9,895,836